Property, equipment and lease liability (Tables)	12 Months Ended
Dec. 31, 2025
Property, equipment and lease liability
Schedule of changes in the carrying amounts of equipment

Equipment
$
Balance December 31, 2023	12,364
Depreciation	(5,513)
Acquisitions	—
Disposals	(6,851)
Balance December 31, 2024	—
Depreciation	—
Acquisitions	—
Disposals	—
Balance, December 31, 2025	—